INCOME AND MINING TAXES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income and mining taxes [Abstract]
Income (loss) before taxes	$ (217.6)	$ (10.7)
Canadian federal and provincial income tax rates	26.30%	25.80%
Income tax expense (recovery) based on above rates	$ (57.2)	$ (2.8)
Increase (decrease) due to
Permanent differences	(11.0)	(4.3)
Different statutory tax rates on earnings of foreign subsidiaries	(11.7)	0.8
Foreign exchange on non-monetary assets and liabilities	(7.4)	(10.1)
Other foreign exchange differences	(1.6)	8.2
Prior years adjustments relating to tax provision and tax returns	(1.2)	1.3
Canadian mining tax	10.9	0.4
Mexican special duty tax	0.3	0.6
Withholding tax	1.3	0.3
Change in tax rates	(31.5)	0.0
Change in unrecognized deferred tax assets	2.0	1.2
Disposal of El Morro gold stream asset	(8.4)	0.0
Other	(0.4)	2.3
Income tax expense (recovery)	$ 115.9	$ 2.1